Intangible assets - Goodwill on acquisition (Details) $ in Thousands	12 Months Ended
Dec. 31, 2018 USD ($)
Disclosure of information for cash-generating units
Impairment loss	$ 0
Peru
Disclosure of information for cash-generating units
Goodwill	674,800
Other net assets carrying amount	1,873,597
Total carrying amount	2,548,397
Peru | Mining
Disclosure of information for cash-generating units
Goodwill	582,306
Other net assets carrying amount	1,099,557
Total carrying amount	1,681,863
Peru | Smelting
Disclosure of information for cash-generating units
Goodwill	92,494
Other net assets carrying amount	774,040
Total carrying amount	866,534
Goodwill | Peru | Mining
Disclosure of information for cash-generating units
Impairment loss	0
Goodwill | Peru | Smelting
Disclosure of information for cash-generating units
Impairment loss	$ 0